SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 64,022	$ 12,400	$ 83,102
Due to related parties	2,093,815	1,226,885	236,882
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties	570	563
Chengdu Fuxiang Tang Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	85	85
Chengdu Zhiweibing Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	1,758	1,738
Chengdu Wenjiang District Heneng Hupu Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	712	704
Sichuan Aixin Investment Co., Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	9,419	9,310
Sichuan Yunxi Tang Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	501
Huiliang Jiao [Member]
Related Party Transaction [Line Items]
Due from related parties	50,977
Due to related parties		82,152
Quanzhong Lin [Member]
Related Party Transaction [Line Items]
Due to related parties	1,921,274	1,051,429
Yirong Shen [Member]
Related Party Transaction [Line Items]
Due to related parties	88,349	87,325
Xiaoyan Zhou [Member]
Related Party Transaction [Line Items]
Due to related parties	6,412
Yunnan Shengcaofeng Biotechnology Co Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	1,254
Chengdu Cigu Foshou Pharmacy [Member]
Related Party Transaction [Line Items]
Due to related parties	2,139
Tianfeng Li [Member]
Related Party Transaction [Line Items]
Due to related parties		780
Mianyang Aixin Cunshan Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties		112
Sichuan Aixintang Xinfu Pharmacy Chain Co Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	67,876
Chengdu Aixin International travel service Co, Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	5,147	5,087
Chengdu Heshengyuan Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 1,364
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due from related parties		563	9,708
Chengdu Fuxiang Tang Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties		85	26,125
Chengdu Zhiweibing Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties		1,738
Chengdu Wenjiang District Heneng Hupu Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties		704	34,622
Sichuan Aixin Investment Co., Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties		9,310	145
Chengdu Lisheng Huiren Tang Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties			12,502
Quanzhong Lin [Member]
Related Party Transaction [Line Items]
Due to related parties		1,051,429	140,644
Yirong Shen [Member]
Related Party Transaction [Line Items]
Due to related parties		87,325	89,892
Huiliang Jiao [Member]
Related Party Transaction [Line Items]
Due to related parties		82,152
Tianfeng Li [Member]
Related Party Transaction [Line Items]
Due to related parties		780
Mianyang Aixin Cunshan Pharmacy Co Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties		112
Chengdu Aixin International travel service Co, Ltd [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 5,087	$ 6,346